Schedule of Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Payables And Accruals Abstract
Other Liabilities		$ 428	$ 36
Employee-related Liabilities, Current		$ 85	$ 49
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other Accrued Liabilities, Current	Other Accrued Liabilities, Current
Operating Lease, Cost		$ 82	$ 40
Notes Payable	[1]	430
undefined		140	40
Accrued Liabilities and Other Liabilities		368	226
Other Accrued Liabilities, Current		$ 1,533	$ 391

[1]
(*)	Includes $98 thousand to SciSparc as of December 31, 2023. See Note 17 for additional information.